Expense Example, No Redemption - DWS CROCI International Fund	Dec. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 689
3 Years	931
5 Years	1,192
10 Years	1,935
Class T
Expense Example, No Redemption:
1 Year	362
3 Years	600
5 Years	857
10 Years	1,590
Class C
Expense Example, No Redemption:
1 Year	194
3 Years	600
5 Years	1,032
10 Years	2,045
Class R6
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
INST Class
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049
Class S
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	$ 1,120